UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eminence Capital LLC
           --------------------------------------------------
Address:   65 East 55th Street, 25th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number: 028-05589
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 418-2100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ricky C. Sandler          New York, New York            8/14/06
       -------------------------    ---------------------------    -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        59
                                               -------------

Form 13F Information Table Value Total:        $6,000,365
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE


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
                                                      Form 13F INFORMATION TABLE
             COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
 ---------------------------- --------------- --------- --------  -------------- ----- ---------- --------- ------------------------
                                                         VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
 ---------------------------- --------------- --------- --------  --------- ---- ----- ---------- --------- ---------- ------- -----
3M CO                             COM         88579Y101  176,547  2,185,800  SH          SOLE                2,185,800
AMERICAN EXPRESS CO               COM         025816109  138,633  2,604,900  SH          SOLE                2,604,900
APPLIED MATLS INC                 COM         038222105   98,738  6,065,000  SH          SOLE                6,065,000
ARAMARK CORP                      CL B        038521100  381,510 11,522,500  SH          SOLE               11,522,500
ARBITRON INC                      COM         03875Q108  128,237  3,345,600  SH          SOLE                3,345,600
AZTAR CORP                        COM         054802103   12,211    235,000  SH          SOLE                  235,000
BRUNSWICK CORP                    COM         117043109  158,194  4,757,700  SH          SOLE                4,757,700
SCHWAB CHARLES CORP NEW           COM         808513105  249,727 15,627,500  SH          SOLE               15,627,500
CHECK POINT SOFTWARE TECH LT      ORD         M22465104  107,800  6,125,000  SH          SOLE                6,125,000
CINTAS CORP                       COM         172908105  119,717  3,011,000  SH          SOLE                3,011,000
CISCO SYS INC                     COM         17275R102  180,115  9,222,500  SH          SOLE                9,222,500
COCA COLA FEMSA S A DE C V   SPON ADR REP L   191241108   44,209  1,497,600  SH          SOLE                1,497,600
COPART INC                        COM         217204106   76,600  3,118,900  SH          SOLE                3,118,900
DELL INC                          COM         24702R101  120,720  4,935,400  SH          SOLE                4,935,400
DIAGEO PLC                        COM           0237400  184,242 10,964,200  SH          SOLE               10,964,200
DOLBY LABORATORIES INC            COM         25659T107   40,733  1,748,200  SH          SOLE                1,748,200
EATON CORP                        COM         278058102  222,498  2,950,900  SH          SOLE                2,950,900
EFUNDS CORP                       COM         28224R101   77,074  3,495,400  SH          SOLE                3,495,400
EMBARQ CORP                       COM         29078E105    9,746    237,773  SH          SOLE                  237,773
EMI GROUP PLC                     COM           0044473   99,334 17,700,000  SH          SOLE               17,700,000
FIRST DATA CORP                   COM         319963104  171,562  3,809,100  SH          SOLE                3,809,100
FISERV INC                        COM         337738108  121,923  2,687,900  SH          SOLE                2,687,900
FRANKLIN RES INC                  COM         354613101   84,128    969,100  SH          SOLE                  969,100
GUS PLC                           COM           0384704  178,746 10,015,000  SH          SOLE               10,015,000
HEIDRICK & STRUGGLES INTL IN      COM         422819102   11,336    335,000  SH          SOLE                  335,000
INTERTEK GROUP PLC                COM           3163836   62,238  4,812,263  SH          SOLE                4,812,263
KERZNER INTERNATIONAL LTD         SHS         P6065Y107   60,986    769,250  SH          SOLE                  769,250
KONINKLIJKE PHILIPS ELECTRS  NY REG SH NEW    500472303   53,172  1,707,500  SH          SOLE                1,707,500
LADBROKES PLC                     COM          B0ZSH63   119,560 15,880,000  SH          SOLE               15,880,000
LEGG MASON INC                    COM        524901105    53,323    535,800  SH          SOLE                  535,800
LENNAR CORP                       CL A       526057104   135,329  3,050,000  SH          SOLE                3,050,000
MCDONALDS CORP                    COM        580135101   156,079  4,645,200  SH          SOLE                4,645,200
MEREDITH CORP                     COM        589433101    99,348  2,005,400  SH          SOLE                2,005,400
MICROSOFT CORP                    COM        594918104   123,512  5,300,952  SH          SOLE                5,300,952
MUELLER WTR PRODS INC          COM SER A     624758108     1,915    110,000  SH          SOLE                  110,000
NAPSTER INC                       COM        630797108     6,607  2,145,000  SH          SOLE                2,145,000
NESTLE SA                         COM          7123870   156,914    500,000  SH          SOLE                  500,000
NIKE INC                          CL B       654106103   158,938  1,962,200  SH          SOLE                1,962,200
ORACLE CORP                       COM        68389X105   190,761 13,165,000  SH          SOLE               13,165,000
PALM INC NEW                      COM        696643105       213     13,258  SH          SOLE                   13,258
PFSWEB INC                        COM        717098107       200    198,200  SH          SOLE                  198,200
POLO RALPH LAUREN CORP            CL A       731572103    42,268    769,900  SH          SOLE                  769,900
QUALCOMM INC                      COM        747525103   121,612  3,035,000  SH          SOLE                3,035,000
RANK GROUP PLC                    COM          0724076    80,538 21,850,000  SH          SOLE               21,850,000
RENAULT SA                        COM          4712798   220,175  2,050,000  SH          SOLE                2,050,000
RESEARCH IN MOTION LTD            COM        760975102    36,978    530,000  SH          SOLE                  530,000
ROSS STORES INC                   COM        778296103   136,517  4,866,900  SH          SOLE                4,866,900
SPRINT NEXTEL CORP              COM FON      852061100    95,086  4,756,700  SH          SOLE                4,756,700
STERIS CORP                       COM        859152100    80,742  3,532,000  SH          SOLE                3,532,000
STRATOS INTERNATIONAL INC       COM NEW      863100202        23      3,340  SH          SOLE                    3,340
UBS AG                            ORD          7126114    65,193    595,300  SH          SOLE                  595,300
US BANCORP DEL                  COM NEW      902973304    46,122  1,493,591  SH          SOLE                1,493,591
VIACOM INC NEW                    CL B       92553P201   151,066  4,215,000  SH          SOLE                4,215,000
STEWART WP & CO LTD               COM        G84922106    22,512  1,479,100  SH          SOLE                1,479,100
WAL MART STORES INC               COM        931142103    13,030    270,500  SH          SOLE                  270,500
WALTER INDS INC                   COM        93317Q105    44,996    780,500  SH          SOLE                  780,500
WARNER MUSIC GROUP CORP           COM        934550104    31,126  1,055,830  SH          SOLE                1,055,830
WELLPOINT INC                     COM        94973V107   139,755  1,920,500  SH          SOLE                1,920,500
WILLIAM HILL PLC                  COM          3169889    99,251  8,574,400  SH          SOLE                8,574,400
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